Note 6 - Accrued Liabilities - Accrued Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Accrued liabilities	$ 1,218	$ 842	$ 505
Accrued Compensation and Related Expenses [Member]
Accrued liabilities	1,094	637
Clinical Trial Related Expense [Member]
Accrued liabilities	65	97
Professional Services [Member]
Accrued liabilities	55	70	75
Product and Process Development [Member]
Accrued liabilities		29	259
Other Accrued Liabilities [Member]
Accrued liabilities	$ 4	$ 9	$ 2